Employee Benefit Plans (Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Accumulated benefit obligation	$ 7,392	$ 5,987
Fair value of plan assets	$ 6,103	$ 4,653